Prospectus Supplement                         42160   4/98
dated April 6, 1998 to:
_________________________________________________________________
Putnam New York Tax Exempt Income Fund
Putnam New York Tax Exempt Opportunities Fund
Putnam New York Tax Exempt Money Market Fund
Prospectus dated January 30, 1998

In the section entitled "How the funds are managed," the third paragraph is replaced in its entirety with the following:

The following officer of Putnam Investment Management, Inc.
("Putnam Management") has had primary responsibility for the day-to-day management of the indicated funds' portfolios since the year stated below:



                                   Business experience
Officer                    Year    (at least 5 years)
-------------------        ----    -------------------

Putnam New York Tax
Exempt Income Fund and
Putnam New York Tax
Exempt Opportunities Fund

Jerome J. Jacobs           1998    Employed as an investment
Managing Director                  professional by Putnam
                                   Management since 1996.  Prior
                                   to October, 1996, Mr. Jacobs
                                   was Principal at The Vanguard
                                   Group.